Investment Objectives and Goals	Mar. 01, 2025
Global X Funds | Global X S&P 500 Quality Dividend Covered Call ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X S&P 500 Quality Dividend Covered Call ETF